Mineral Properties (Tables)	9 Months Ended
Dec. 31, 2013
Mineral Properties
Schedule of mineral properties

	December 31, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Karlsson Group contribution of mineral rights and exploration permits	$10,357	$11,000
Payments to private landowners for mineral rights	2,641	2,641
Leasehold options	49	49
Total mineral properties	$13,047	$13,690